Investment Strategy	Jan. 28, 2026
Timber Point Global Allocations Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]

The Fund intends to achieve its investment objective by utilizing an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure through underlying vehicles to common stocks and other investments.

The Fund invests primarily in common stocks of all issuers, exchange-traded funds (“ETFs”), mutual funds, closed-end funds, and private funds such as hedge funds, private equity funds, and fund-of-funds. The Fund, through underlying vehicles and securities in which it invests, may invest in non-U.S. companies (including those in emerging markets). The Fund may also invest directly in debt securities of any maturity or credit quality, including debt securities that are convertible into common or preferred stocks and high-yield bonds (commonly referred to as “junk bonds”). High-yield bonds are securities rated at the time of purchase BB or Ba and below by credit rating agencies such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Rating Service (“Standard & Poor’s”). The Fund actively trades portfolio positions and, therefore, has a high portfolio turnover rate.

The Fund may also engage in short sales for either hedging or speculative purposes. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) later and at a lower price and profiting from the price decline.

Capital growth is expected to be realized from an increase in portfolio positions. Under normal conditions, the Fund invests in issuers located in at least five different countries, including the United States. Additionally, the Fund will normally invest between 40% and 70% of its total assets in foreign securities, including up to 15% of its total assets in securities of issuers located in emerging markets. Securities will be chosen using a proprietary fundamental investment process.

The Adviser may enter into foreign currency exchange transactions on behalf of the Fund with respect to the Fund’s equity investments, to hedge against changes in the U.S. dollar value of dividend income the Fund expects to receive in the future and that is denominated in foreign currencies, or in the U.S. dollar value of securities held by the Fund denominated in foreign currencies. There is no limit on the amount of foreign currency exchange transactions that the Adviser may enter into on behalf of the Fund.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests in issuers located in at least five different countries, including the United States. Additionally, the Fund will normally invest between 40% and 70% of its total assets in foreign securities, including up to 15% of its total assets in securities of issuers located in emerging markets.
Timber Point Alternative Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]

Under normal market conditions, the Fund seeks to obtain its investment objective by allocating assets among credit-related instruments such as corporate bonds, municipal bonds, mortgage and asset-backed securities, and floating-rate securities. The Fund is designed to generate more of its income and returns from assets with less yield-curve risk than traditional duration-sensitive bonds. The Fund may invest in debt securities of any maturity and any quality, including below investment grade debt (also known as “junk bonds”). The Fund is actively traded and, therefore, will have a high portfolio turnover rate.

The Fund may also invest in equity securities, including those of private funds, including private funds such as hedge funds and private equity funds, exchange-traded notes (“ETNs”), ETFs, mutual funds, and publicly traded and non-publicly traded business development companies (“BDCs”). Investments in illiquid private funds, including illiquid hedge funds and private equity funds, will be limited to no more than 15% of the Fund’s net assets. The Fund may invest in equity securities of any market capitalization.

The Fund may invest without limitation in investments tied economically to any country in the world, including emerging market countries.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund seeks to obtain its investment objective by allocating assets among credit-related instruments such as corporate bonds, municipal bonds, mortgage and asset-backed securities, and floating-rate securities.